Average Annual Total Returns - Cohen & Steers Preferred Securities & Income Fund, Inc.	May 01, 2021
ICEBofAFixedRatePreferredSecuritiesIndex [Member]
Average Annual Return:
1 Year	6.95%
5 Years	6.38%
10 Years	6.78%
LinkedBlendedBenchmark [Member]
Average Annual Return:
1 Year	7.94%
5 Years	7.03%
10 Years	7.08%
Class A
Average Annual Return:
1 Year	2.19%
5 Years	5.76%
10 Years	7.29%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	1.11%
5 Years	4.40%
10 Years	5.74%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.86%
5 Years	4.20%
10 Years	5.40%
Class C
Average Annual Return:
1 Year	4.51%
5 Years	5.89%
10 Years	7.00%
Class I
Average Annual Return:
1 Year	6.46%
5 Years	6.89%
10 Years	8.05%
Class R
Average Annual Return:
1 Year	6.08%
5 Years	6.41%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class Z
Average Annual Return:
1 Year	6.60%
5 Years	6.96%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class F
Average Annual Return:
1 Year	6.60%
5 Years		[2]
10 Years		[2]
Inception Date	Apr. 03, 2017

[1]	The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2020, Class R shares and Class Z shares had a return before taxes of 6.31% and 6.85%, respectively.
[2]	The inception date for Class F shares is April 3, 2017. Since inception and through December 31, 2020, Class F shares had a return before taxes of 6.87%.